Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consist of the following:
	September 30, 2023				December 31, 2022
	Weighted average Remaining Useful life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)				(In thousands)
Customer relationships	2.97	$8,667	$4,755	$3,912	$8,667	$3,523	$5,144
Intellectual property	4.39	7,329	3,021	4,308	7,329	2,013	5,316
Product development	0.5	477	477	0	477	367	110
Total intangible assets		$16,473	$8,253	$8,220	$16,473	$5,903	$10,570
Intangible assets consist of the following:
	December 31, 2022				December 31, 2021
	Weighted average Remaining Useful life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)				(In thousands)
Customer relationships	2.97	$8,667	$3,523	$5,144	$8,667	$1,790	$6,877
Intellectual property	4.39	7,329	2,013	5,316	4,050	803	3,247
Product development	0.5	477	367	110	477	143	334
Total Intangible Assets		$16,473	$5,903	$10,570	$13,194	$2,736	$10,458

Schedule of Amortization Expense	This amortization expense relates to capitalized software expenses, intellectual property, and customer lists.
Nature of Intangibles	Useful Life
Customer relationships	5 years
Intellectual property	5 years
Product development	5 years

This relates amortization of internally developed software, intellectual property, and customer relationships.
Nature of Intangibles	Useful Life
Customer relationships	5 years
Intellectual property	5 years
Product development	5 years

Schedule of Estimated Annual Amortization Expense	Estimated annual amortization expense (including amortization expense associated with capitalized software costs) for each of the next four years are as follows:
September 30,
2023	$636
2024	2,547
2025	2,547
2026	2,489
Total	$8,220
Estimated annual amortization expense (including amortization expense associated with capitalized software costs) for each of the next six years are as follows:
(In thousands)
2023	$2,108
2024	2,114
2025	2,114
2026	2,114
2027	2,114
2028	6
Total	$10,570